BBH BROAD MARKET FIXED INCOME FUND

(A Portfolio of the BBH FUND, INC.)

--------------------------------------------------------------------------------
Supplement to Prospectus dated February 28, 2002
--------------------------------------------------------------------------------


     Effective November 11, 2002, BBH Broad Market Fixed Income Fund (the "Fund") will no longer invest any of its assets in the BBH Broad Market Fixed Income Portfolio. Instead, the Fund will invest its assets directly, following the same investment policies and restrictions as before. Additionally, the Fund will offer the following share classes:

Class N Shares

Class I Shares

     As a result of these share class designations, shares owned by existing shareholders will be designated as Class N shares. Accordingly, the following changes will take effect:

I.   All references to the "Portfolio" are being replaced with the "Fund."

II. The last paragraph under the heading entitled "Investment Adviser," is being replaced with the following:

     "Prior to November 11, 2002, the Investment Adviser provided investment advice and portfolio management services to the BBH Broad Market Fixed Income Portfolio, in which all of the Fund's investable assets were invested. On August 6, 2002, the Board of Directors of BBH Fund, Inc. (the Corporation), of which the Fund is one of several series, determined to withdrew the Fund's assets from the Portfolio and approved a new investment advisory agreement with the Investment Adviser pursuant to which the Investment Adviser manages the Fund's investments (subject to the general supervision of the Corporation's Directors). The withdrawal of the Fund's assets from the Portfolio will occur on November 11, 2002.

     Effective November 11, 2002, the Fund will pay the Investment Adviser a fee, computed daily and payable monthly, equal to 0.20% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel)."

III. The following paragraph will be added immediately following the sub-heading entitled "Net Asset Value."

"Description of Share Classes

     The Fund offers Class N shares through this prospectus, and Class I shares through a separate prospectus. Class N shares and Class I shares have different operating expenses and may be purchased at net asset value without a sales charge. Neither Class N shares nor Class I shares convert to any other class of shares of the Fund."

                                                                October 29, 2002

Cusip 05528X 802







BBH BROAD MARKET FIXED INCOME FUND

(A Portfolio of the BBH FUND, INC.)

------------------------------------------------------------------------------
Supplement to Statement of Additional Information dated February 28, 2002
------------------------------------------------------------------------------


     Effective November 11, 2002, BBH Broad Market Fixed Income Fund (the "Fund") will no longer invest any of its assets in the BBH Broad Market Fixed Income Portfolio. Instead, the Fund will invest its assets directly, following the same investment policies and restrictions as before. Additionally, the Fund will offer the following share classes:

Class N Shares

Class I Shares

     As a result of these share class designations, shares owned by existing shareholders will be designated as Class N shares. Accordingly, the following changes will take effect:

I.   All references to the "Portfolio" are being replaced with the "Fund."

II.  The following will be added to the cover page.

     "The Fund currently offers two classes of shares designated a Class N and Class I, respectively. This Statement of Additional Information relates to the Fund's Class N Shares."

III. The last paragraph of the cover page is being replaced with the following:

     "This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Class N shares of the Fund dated February 28, 2002 (as supplemented on September 13, 2002 and October 29, 2002), a copy of which may be obtained from the Corporation at the address noted above. The Fund's Class I shares are described in a separate Prospectus and Statement of Additional Information."


IV. Under the heading entitled "Investment Adviser," the following will be added:

     The Investment Advisory Agreement between Brown Brothers Harriman and the Corporation is dated August 6, 2002.

     The Investment Advisory Agreement was most recently approved by the Independent Directors on August 6, 2002.

     The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.20% of the Fund's average daily net assets.

V. Under the heading entitled "Description of Shares," the following will be added:

     The Articles of Incorporation currently permit the Corporation to issue 2,500,000,000 shares of common stock, par value $0.001 per share, of which 25,000,000 shares have been classified as BBH Broad Market Fixed Income Fund Class N and 25,000,000 shares have been classified as BBH Broad Market Fixed Income Fund Class I.

VI. Under the sub-heading entitled "Stock Certificates are not issued by the Corporation," the third, forth, fifth and seventh paragraphs will be deleted.




                                                                October 29, 2002



Cusip 05528X 802







BBH HIGH YIELD FIXED INCOME FUND

(A Portfolio of the BBH FUND, INC.)

-------------------------------------------------------------------------------
Supplement to Prospectus dated February 28, 2002
-------------------------------------------------------------------------------


     Effective November 12, 2002, BBH High Yield Fixed Income Fund (the "Fund") will no longer invest any of its assets in the BBH High Yield Fixed Income Portfolio. Instead, the Fund will invest its assets directly, following the same investment policies and restrictions as before. Additionally, the Fund will offer the following share classes:

Class N Shares

Class I Shares

     As a result of these share class designations, shares owned by existing shareholders will be designated as Class N shares. Accordingly, the following changes will take effect:

I.   All references to the "Portfolio" are being replaced with the "Fund."

II. The last paragraph under the heading entitled "Investment Adviser," is being replaced with the following:

     "Prior to November 12, 2002, the Investment Adviser provided investment advice and portfolio management services to the BBH High Yield Fixed Income Portfolio, in which all of the Fund's investable assets were invested. On August 6, 2002, the Board of Directors of BBH Fund, Inc. (the Corporation), of which the Fund is one of several series, determined to withdrew the Fund's assets from the Portfolio and approved a new investment advisory agreement with the Investment Adviser pursuant to which the Investment Adviser manages the Fund's investments (subject to the general supervision of the Corporation's Directors). The withdrawal of the Fund's assets from the Portfolio will occur on November 12, 2002.

     Effective November 12, 2002, the Fund will pay the Investment Adviser a fee, computed daily and payable monthly, equal to 0.35% of the average daily net assets of the Fund. This fee compensates the Investment Adviser for its services and its expenses (such as salaries of its personnel)."

III. The following paragraph will be added immediately following the sub-heading entitled "Net Asset Value."

"Description of Share Classes

     The Fund offers Class N shares through this prospectus, and Class I shares through a separate prospectus. Class N shares and Class I shares have different operating expenses and may be purchased at net asset value without a sales charge. Neither Class N shares nor Class I shares convert to any other class of shares of the Fund."

                                                                October 29, 2002



Cusip 05528X 86 9








BBH HIGH YIELD FIXED INCOME FUND

(A Portfolio of the BBH FUND, INC.)


------------------------------------------------------------------------------
Supplement to Statement of Additional Information dated February 28, 2002


------------------------------------------------------------------------------



     Effective November 12, 2002, BBH High Yield Fixed Income Fund (the "Fund") will no longer invest any of its assets in the BBH High Yield Fixed Income Portfolio. Instead, the Fund will invest its assets directly, following the same investment policies and restrictions as before. Additionally, the Fund will offer the following share classes:


Class N Shares


Class I Shares


     As a result of these share class designations, shares owned by existing shareholders will be designated as Class N shares. Accordingly, the following changes will take effect:


I.   All references to the "Portfolio" are being replaced with the "Fund."


II.  The following will be added to the cover page.


     "The Fund currently offers two classes of shares designated a Class N and Class I, respectively. This Statement of Additional Information relates to the Fund's Class N Shares."


III. The last paragraph of the cover page is being replaced with the following:


     "This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Class N shares of the Fund dated February 28, 2002 (as supplemented on October 29, 2002), a copy of which may be obtained from the Corporation at the address noted above. The Fund's Class I shares are described in a separate Prospectus and Statement of Additional Information."


     IV. Under the heading entitled "Investment Adviser," the following will be added:


     The Investment Advisory Agreement between Brown Brothers Harriman and the Corporation is dated August 6, 2002.


     The Investment Advisory Agreement was most recently approved by the Independent Directors on August 6, 2002.


     The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.35% of the Fund's average daily net assets.


     V. Under the heading entitled "Description of Shares," the following will be added:


     The Articles of Incorporation currently permit the Corporation to issue 2,500,000,000 shares of common stock, par value $0.001 per share, of which 25,000,000 shares have been classified as BBH High Yield Fixed Income Fund Class N and 25,000,000 shares have been classified as BBH High Yield Fixed Income Fund Class I.


     VI. Under the sub-heading entitled "Stock Certificates are not issued by the Corporation," please delete the third, forth, fifth and seventh paragraphs.








                                                                October 29, 2002





Cusip 05528X 86 9